FINANCIAL RISK MANAGEMENT (Details 2) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DEBT COMMITMENTS
Trade and other payables	$ 130.9	$ 178.2
Long-term debt	780.5	1,007.7
Interest payable on long-term debt	242.9	292.9
Gold stream obligation	267.5	290.5
Total debt commitments	1,423.0	1,767.1
Payable Excluding Current Portion Of Gold Stream Obligation [Member]
DEBT COMMITMENTS
Trade and other payables	112.6	153.7
Principle of Long Term Debt [Member]
DEBT COMMITMENTS
Long-term debt	800.0	$ 1,030.0
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	112.6
Long-term debt	0.0
Interest payable on long-term debt	50.3
Gold stream obligation	19.2
Total debt commitments	182.1
1-3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	100.8
Gold stream obligation	43.5
Total debt commitments	144.3
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	500.0
Interest payable on long-term debt	65.5
Gold stream obligation	55.2
Total debt commitments	620.7
More than 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	300.0
Interest payable on long-term debt	26.3
Gold stream obligation	149.6
Total debt commitments	$ 475.9